IVY FUNDS VARIABLE INSURANCE PORTFOLIOS

Supplement dated November 30, 2009
to the
Ivy Funds Variable Insurance Portfolios Statement of Additional Information
dated April 30, 2009
and as supplemented May 26, 2009 and May 21, 2009

The following information amends the disclosure regarding investing in foreign securities in the section entitled “Non-fundamental Investment Restrictions” for each of the following Portfolios:

      Ivy Funds VIP Core Equity
      Ivy Funds VIP Growth
      Ivy Funds VIP Micro Cap Growth
      Ivy Funds VIP Small Cap Growth
      Ivy Funds VIP Small Cap Value

The Portfolio may invest up to 25% of its total assets in foreign securities.